STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

November 30, 2010

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  John C. Grzeskiewicz, Esq.

Re:	Dreyfus Premier Investment Funds, Inc.
(Registration Nos: 33-44254 and 811-6490)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the "Fund"), transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, is Post-Effective Amendment No.59 ("Amendment No. 59") to the Fund's Registration Statement on Form N-1A (the "Registration Statement"), which is being filed in order to add a new series to the Fund – Dreyfus India Fund (the "New Series").

The New Series' investment objective is to seek long-term capital appreciation.  This objective may be changed by the Fund's board, upon 60 days' prior notice to shareholders.  To pursue its goal, the New Series normally invests at least 80% of its assets in the securities of Indian issuers and other investments that are tied economically to India.  The New Series considers Indian issuers to be:  (i) companies organized under the laws of India; (ii) companies whose principal place of business is in India; (iii) companies that derive at least 50% of their profits, income or revenue from operations in India; (iv) companies whose securities are principally traded on Indian securities exchanges; or (v) governmental entities or agencies, instrumentalities or political sub-divisions of India.  The New Series may invest in equity and fixed income securities, including common stocks, preferred stocks, convertible securities and warrants, and bonds and other fixed income securities.

The New Series intends to offer Class A, C and I shares, which will be subject to the same sales charges, distribution and service arrangements as Class A, C and I shares of other equity funds in the Dreyfus family of funds.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of Amendment No. 59 in order to file certain exhibits, including Articles Supplementary, revised management, distribution and sub-investment advisory agreements, revised shareholder services, Rule 12b-1 and Rule 18f-3 plans, the consent of the Fund's independent registered public accounting firm, and to make certain other revisions.  The Fund's Tandy certification is filed herewith.

Please telephone the undersigned at 212.806.6274, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc:	David Stephens

November 30, 2010

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549
Attention:  John C. Grzeskiewicz, Esq.

Re:	Dreyfus Premier Investment Funds, Inc.
(Registration Nos: 33-44254 and 811-6490)

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant, on behalf of Dreyfus India Fund, acknowledges the following:

●	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

●	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

●	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

DREYFUS PREMIER INVESTMENT FUNDS, INC.

By:	/s/ Jeff Prusnofsky
Name: Jeff Prusnofsky
Title: Vice President